Issued Capital (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Millions							2 Months Ended	12 Months Ended
	Oct. 24, 2022 shares $ / shares	Sep. 09, 2022 shares $ / shares	Jul. 07, 2022 shares $ / shares	Jun. 20, 2022 shares $ / shares	May 13, 2022 shares $ / shares	Aug. 18, 2021 USD ($)	Jul. 13, 2023 CAD ($) shares	Apr. 30, 2023 CAD ($) shares $ / shares	Apr. 30, 2022 CAD ($) shares	Apr. 30, 2023 $ / shares shares	Sep. 01, 2022 USD ($)
Statement Line Items [Line Items]
Common shares issued								4,029,021	6,175,771	4,029,021
Listed warrants							565,722	17,298,360		17,298,360
Proceeds From Exercise Of Listed Warrants | $							$ 1,131,000
Unlisted common share purchase warrants								95,588		95,588
Warrants exercise price | $ / shares										$ 1.40
Warrants expiry date								Dec. 06, 2024
Number Of Share Options Granted In Share based Payment Arrangement								500,750
Proceeds from issue of ordinary shares | $								$ 14,589,000	$ 35,231,000
Payments for share issue costs | $								$ 365,000	881,000
Number Of Class Of Warrants Exercised								190,894
Number Of Class Of Warrants Outstanding								17,393,948
Share based compensation expenses | $								$ 927,000	$ 1,268,000
Listed warrants exercise price | $ / shares								$ 2.00
Share Option [Member]
Statement Line Items [Line Items]
Number Of Share Options Granted In Share based Payment Arrangement	5,000	2,000	25,000	25,000	343,750
Exercise Price Of Outstanding Share Options 2019 | $ / shares	$ 3.15	$ 4.20	$ 2.88	$ 3.26	$ 3.31
Weighted average fair value of the share options granted | $ / shares								$ 1.72
ShareBasedPaymentArrangementVestingAwardPercentage	25.00%	25.00%	25.00%	25.00%	25.00%
Long Term Incentive Plan [Member]
Statement Line Items [Line Items]
Common shares issued								10,775,285		10,775,285
Options issued and outstanding, description								the total number of common shares issuable to any participant under the LTIP, at any time, together with common shares reserved for issuance to such participant under any other security-based compensation arrangements of the Company, shall not exceed 5% of the issued and outstanding common shares; (b) the total number of common shares issuable to insiders within any one-year period and at any given time under the LTIP, together with any other security-based compensation arrangement of the Company, shall not exceed 10% of the issued and outstanding common shares; and (c) the total number of common shares issuable to non-executive directors (excluding the Chair of the Board, if any) under the LTIP shall not exceed 3% of the issued and outstanding common shares.
Grant value of common shares | $								$ 100,000
Number Of Share Options Granted In Share based Payment Arrangement								1,424,700
Number Of Common Shares Remain Available For Future Issuance								9,389,285		9,389,285
Contractor [Member] | Share Option [Member]
Statement Line Items [Line Items]
Number Of Share Options Granted In Share based Payment Arrangement					100,000
Exercise Price Of Outstanding Share Options 2019 | $ / shares					$ 3.31
2021 Distribution Agreement [Member]
Statement Line Items [Line Items]
Proceeds From Sale Of Shares | $						$ 40
Agreement termination date						Sep. 01, 2022
2022 Distribution Agreement [Member]
Statement Line Items [Line Items]
Proceeds From Sale Of Shares | $											$ 40